Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 11. Fair Value of Financial Instruments

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair value (in thousands):

	Fair Value Measurements as of March 31, 2025 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Natural gas swap contracts	$—	$3,553	$—	$3,553

	Fair Value Measurements as of December 31, 2024 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Natural gas swap contracts	$—	$1,835	$—	$1,835

During the three months ended March 31, 2025, there were no transfers between Level 1, Level 2 and Level 3. The Company uses quoted dealer prices for similar contracts in active over-the-counter markets for determining fair value of Level 2 liabilities. There were no changes to the valuation techniques used to measure liability fair values on a recurring basis during the three months ended March 31, 2025.

The following methods and assumptions were used to estimate the fair value for which the fair value option was not elected:

Cash, cash equivalents and restricted cash, short-term investments, receivables and trade accounts payable — The carrying amounts reported in the Condensed Balance Sheets approximate fair value due to the short-term nature of these assets and liabilities.

Long-term investments — The amortized cost carrying amount reported in the Condensed Balance Sheets approximates fair value due to the nature of fixed income securities.

Debt — The Company's outstanding debt is carried at cost. As of March 31, 2025 and December 31, 2024, there were no borrowings outstanding under the ABL Facility, with $113.5 million available, net of outstanding letters of credit of $2.5 million. The estimated fair value of the Notes as of March 31, 2025 was approximately $159.8 million based upon observable market data (Level 2).

Note 18—Fair Value of Financial Instruments

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair value (in thousands):

	Fair Value Measurements as of December 31, 2024 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Natural gas swap contracts	$—	$1,835	$—	$1,835

Fair Value Measurements as of December 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Natural gas swap contracts	$—	$—	$—	$—

During the year ended December 31, 2024, there were no transfers between Level 1, Level 2 and Level 3. The Company uses quoted dealer prices for similar contracts in active over-the-counter markets for determining fair value of Level 2 assets or liabilities.

The following methods and assumptions were used to estimate the fair value for which the fair value option was not elected:

Cash and cash equivalents, short-term investments, receivables and accounts payable—The carrying amounts reported in the Balance Sheet approximate fair value due to the short-term nature of these assets and liabilities.

Long-term investments and restricted cash—The amortized cost carrying amounts reported in the Condensed Balance Sheets approximate fair value due to the nature of fixed income securities.

Debt—The Company's outstanding debt is carried at cost. As of December 31, 2024, the Company had no borrowings outstanding under the ABL Facility, with $113.5 million available, net of $2.5 million of letters of credit issued and outstanding at such time. The estimated fair value of the Notes as of December 31, 2024 is approximately $161.2 million based upon observable market data (Level 2).